
[Logo - American Funds /(R)/]       The right choice for the long term/(R)/

The Investment
Company of America/(R)/

CLASS    TICKER   F-1....  AICFX    529-C..  CICCX
A......  AIVSX    F-2....  ICAFX    529-E..  CICEX
B......  AICBX    529-A..  CICAX    529-F-1  CICFX
C......  AICCX    529-B..  CICBX

SUMMARY
PROSPECTUS

March 1, 2010

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS AND STATEMENT
OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE INFORMATION ABOUT THE FUND AND
ITS RISKS. YOU CAN FIND THE FUND'S PROSPECTUS, STATEMENT OF ADDITIONAL
INFORMATION AND OTHER INFORMATION ABOUT THE FUND ONLINE AT
WWW.AMERICANFUNDS.COM/PROSPECTUS. YOU CAN ALSO GET THIS INFORMATION AT NO COST
BY CALLING 800/421-0180 OR BY SENDING AN E-MAIL REQUEST TO
PROSPECTUS@AMERICANFUNDS.COM. THE CURRENT PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION, DATED MARCH 1, 2010, ARE INCORPORATED BY REFERENCE
INTO THIS SUMMARY PROSPECTUS.


Investment objectives

The fund's investment objectives are to achieve long-term growth of capital and income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 30 of the prospectus and on page 57 of the fund's statement of additional information.

SHAREHOLDER FEES
 (fees paid directly from your investment)
---------------------------------------------------------SHARE CLASSES--------------
                                                                           F-1, F-2
                                              A AND  B AND  C AND            AND
                                              529-A  529-B  529-C  529-E   529-F-1
------------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on       5.75%  none   none   none      none
 purchases (as a percentage of offering
 price)
------------------------------------------------------------------------------------
 Maximum deferred sales charge (load)         none   5.00%  1.00%  none      none
 (as a percentage of the amount
 redeemed)
------------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on       none   none   none   none      none
 reinvested dividends
------------------------------------------------------------------------------------
 Redemption or exchange fees                  none   none   none   none      none
------------------------------------------------------------------------------------
 Maximum annual account fee                    $10    $10    $10    $10      $10
 (529 share classes only)
------------------------------------------------------------------------------------

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
--------------------------------------------------SHARE CLASSES----------------
                                       A       B       C      F-1       F-2
-------------------------------------------------------------------------------
 Management fees                     0.24%   0.24%   0.24%   0.24%     0.24%
-------------------------------------------------------------------------------
 Distribution and/or service         0.23    1.00    1.00    0.24      none
 (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses                      0.19    0.19    0.22    0.20      0.18
-------------------------------------------------------------------------------
 Total annual fund operating         0.66    1.43    1.46    0.68      0.42
 expenses
                                     529-A   529-B   529-C   529-E    529-F-1
-------------------------------------------------------------------------------
 Management fees                     0.24%   0.24%   0.24%   0.24%     0.24%
-------------------------------------------------------------------------------
 Distribution and/or service         0.21    1.00    0.99    0.50      0.00
 (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses                      0.28    0.29    0.29    0.28      0.28
-------------------------------------------------------------------------------
 Total annual fund operating         0.73    1.53    1.52    1.02      0.52
 expenses
-------------------------------------------------------------------------------

                                       1

The Investment Company of America / Summary prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------
 A                                $639    $774    $  922     $1,350
---------------------------------------------------------------------
 B                                 646     852       982      1,503
---------------------------------------------------------------------
 C                                 249     462       797      1,746
---------------------------------------------------------------------
 F-1                                69     218       379        847
---------------------------------------------------------------------
 F-2                                43     135       235        530
---------------------------------------------------------------------
 529-A                             665     834     1,016      1,534
---------------------------------------------------------------------
 529-B                             675     922     1,091      1,709
---------------------------------------------------------------------
 529-C                             274     519       886      1,912
---------------------------------------------------------------------
 529-E                             124     364       621      1,351
---------------------------------------------------------------------
 529-F-1                            73     206       350        759
---------------------------------------------------------------------

For the share classes listed below, you would pay the following if you did not redeem your shares:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------
 B                                $146    $452     $782      $1,503
---------------------------------------------------------------------
 C                                 149     462      797       1,746
---------------------------------------------------------------------
 529-B                             175     522      891       1,709
---------------------------------------------------------------------
 529-C                             174     519      886       1,912
---------------------------------------------------------------------

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 28%
of the average value of its portfolio.

                                       2

                         The Investment Company of America / Summary prospectus

Principal investment strategies

The fund invests primarily in common stocks, most of which have a history of paying dividends. The fund's investments are limited to securities of companies that are included on its eligible list. In light of the fund's investment objectives and policies, securities are added to, or deleted from, the eligible list by the fund's board of trustees after reviewing and acting upon the recommendations of the fund's investment adviser. The investment adviser bases its recommendations on a number of factors, such as the fund's investment objectives and policies, whether a company is considered a leader in its industry and a company's dividend payment prospects. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size. In the selection of common stocks and other securities for investment, potential for capital appreciation and future dividends are given more weight than current yield.

The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in
Standard & Poor's 500 Composite Index.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets.
Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

The prices of, and the income generated by, common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

                                       3

The Investment Company of America / Summary prospectus


Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency fluctuation and controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.
Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.

Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results (before and after taxes) are not predictive of future results. Updated information on the fund's results can be obtained by visiting
americanfunds.com.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
2000             3.84
2001            -4.59
2002           -14.47
2003            26.30
2004             9.78
2005             6.87
2006            15.94
2007             5.94
2008           -34.74
2009            27.18
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST            15.30%  (quarter ended June 30, 2009)
LOWEST            -18.97%  (quarter ended December 31, 2008)

                                       4

                         The Investment Company of America / Summary prospectus

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2009 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS                INCEPTION DATE        1 YEAR  5 YEARS  10 YEARS   LIFETIME
---------------------------------------------------------------------------------------
 A - Before taxes              1/1/1934           19.86%   0.53%    1.90%      12.09%
   - After taxes on distributions                 19.38   -0.23     0.99         N/A
   - After taxes on distributions and sale of     13.37    0.48     1.40         N/A
     fund shares
---------------------------------------------------------------------------------------

 SHARE CLASS (before taxes)   INCEPTION DATE  1 YEAR  5 YEARS   LIFETIME
-------------------------------------------------------------------------
 B                              3/15/2000     21.19%   0.62%      2.17%
-------------------------------------------------------------------------
 C                              3/15/2001     25.20    0.90       2.15
-------------------------------------------------------------------------
 F-1                            3/15/2001     27.21    1.69       2.96
-------------------------------------------------------------------------
 F-2                            8/1/2008      27.50     N/A      -3.47
-------------------------------------------------------------------------
 529-A                          2/15/2002     19.79    0.45       2.74
-------------------------------------------------------------------------
 529-B                          2/15/2002     21.07    0.50       2.65
-------------------------------------------------------------------------
 529-C                          2/19/2002     25.09    0.83       2.86
-------------------------------------------------------------------------
 529-E                          3/1/2002      26.77    1.35       2.92
-------------------------------------------------------------------------
 529-F-1                        9/16/2002     27.37    1.84       5.82
-------------------------------------------------------------------------

 INDEXES/1/                                   1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
--------------------------------------------------------------------------------------
 S&P 500 (reflects no deductions for fees,    26.47%   0.42%    -0.95%      10.61%
 expenses or taxes)
 Lipper Growth & Income Funds Index
 (reflects no deductions for fees or taxes)   29.10    0.75      1.20         N/A
 Class A annualized 30-day yield at December 31, 2009: 1.91%
 (For current yield information, please call American FundsLine/(R)/ at 800/325-3590.)
--------------------------------------------------------------------------------------

1  Standard & Poor's 500 Composite Index (S&P 500) reflects the market sectors in which the fund primarily invests. Lipper Growth & Income Funds Index includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. See the fund's prospectus for more information on the indexes listed above.
2  Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)
plan, individual retirement account (IRA) or 529 college savings plan.

                                       5

The Investment Company of America / Summary prospectus


Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/     PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if               EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                 IN THIS FUND       (or one of its divisions)
-----------------------------------------------------------------------------------
 JAMES B. LOVELACE             18 years         Senior Vice President -
 Vice Chairman of the Board                     Capital Research Global Investors
-----------------------------------------------------------------------------------
 DONALD D. O'NEAL              18 years         Senior Vice President -
 President and Trustee                          Capital Research Global Investors
-----------------------------------------------------------------------------------
 JOYCE E. GORDON                9 years         Senior Vice President -
 Senior Vice President                          Capital Research Global Investors
-----------------------------------------------------------------------------------
 WILLIAM L. ROBBINS             3 years         Senior Vice President -
                                                Capital Research Global Investors
-----------------------------------------------------------------------------------
 C. ROSS SAPPENFIELD           10 years         Senior Vice President -
                                                Capital Research Global Investors
-----------------------------------------------------------------------------------
 R. MICHAEL SHANAHAN           19 years         Chairman Emeritus and Director -
 Former Vice Chairman of                        Capital Research and Management
 the Board                                      Company
-----------------------------------------------------------------------------------

                                       6

                         The Investment Company of America / Summary prospectus

Purchase and sale of fund shares

 PURCHASE MINIMUMS (for all share classes)
------------------------------------------------------------------------------
 TO ESTABLISH AN ACCOUNT (including retirement plan and 529 accounts)   $250
 For a payroll deduction retirement plan account, payroll deduction       25
 savings plan account or employer-sponsored 529 account
 TO ADD TO AN ACCOUNT                                                     50
 For a payroll deduction retirement plan account, payroll deduction       25
 savings plan account or employer-sponsored 529 account
------------------------------------------------------------------------------

You may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis,
Indiana 46206-6007; telephoning American Funds Service Company at 800/421-0180;
faxing American Funds Service Company at 317/735-6636; or accessing our website at americanfunds.com.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                                                                       Investment Company File No. 811-00116
                                                                                    MFGEIP-904-0310P Litho in USA CGD/B/8012
-----------------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management     Capital International     Capital Guardian     Capital Bank and Trust


[Logo - American Funds /(R)/]       The right choice for the long term/(R)/

The Investment
Company of America/(R)/

CLASS         TICKER        R-3.........  RICCX
A...........  AIVSX         R-4.........  RICEX
R-1.........  RICAX         R-5.........  RICFX
R-2.........  RICBX         R-6.........  RICGX

SUMMARY
RETIREMENT PLAN
PROSPECTUS

March 1, 2010

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S RETIREMENT PLAN
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE
INFORMATION ABOUT THE FUND AND ITS RISKS. YOU CAN FIND THE FUND'S RETIREMENT
PLAN PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION
ABOUT THE FUND ONLINE AT WWW.AMERICANFUNDS.COM/
RETIREMENTPROSPECTUS. YOU CAN ALSO GET THIS INFORMATION AT NO COST BY CALLING
800/421-0180 OR BY SENDING AN E-MAIL REQUEST TO
RETIREMENTPROSPECTUS@AMERICANFUNDS.COM. THE CURRENT RETIREMENT PLAN PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION, DATED MARCH 1, 2010, ARE INCORPORATED
BY REFERENCE INTO THIS SUMMARY RETIREMENT PLAN PROSPECTUS.


Investment objectives

The fund's investment objectives are to achieve long-term growth of capital and income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions" section on page 21 of the retirement plan prospectus and in the "Sales charge reductions and waivers" section on page 57 of the fund's statement of additional information.

 SHAREHOLDER FEES
 (fees paid directly from your investment)
------------------------------------------------------------------------------
                                                CLASS A   ALL R SHARE CLASSES
                                                ------------------------------
 Maximum sales charge (load) imposed on          5.75%           none
 purchases (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum deferred sales charge (load)             none           none
 (as a percentage of the amount redeemed)
------------------------------------------------------------------------------
 Maximum sales charge (load) imposed              none           none
 on reinvested dividends
------------------------------------------------------------------------------
 Redemption or exchange fees                      none           none
------------------------------------------------------------------------------

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
----------------------------------------------SHARE CLASSES--------------------
                              A     R-1    R-2    R-3    R-4    R-5      R-6
                            ---------------------------------------------------
 Management fees            0.24%  0.24%  0.24%  0.24%  0.24%  0.24%    0.24%
-------------------------------------------------------------------------------
 Distribution and/or        0.23   0.99   0.75   0.50   0.25   none     none
 service (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses             0.19   0.21   0.53   0.26   0.19   0.14     0.09/*/
-------------------------------------------------------------------------------
 Total annual fund          0.66   1.44   1.52   1.00   0.68   0.38     0.33
 operating expenses
-------------------------------------------------------------------------------

                                       1

The Investment Company of America / Summary retirement plan prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                  1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------
 A                               $639    $774     $922      $1,350
--------------------------------------------------------------------
 R-1                              147     456      787       1,724
--------------------------------------------------------------------
 R-2                              155     480      829       1,813
--------------------------------------------------------------------
 R-3                              102     318      552       1,225
--------------------------------------------------------------------
 R-4                               69     218      379         847
--------------------------------------------------------------------
 R-5                               39     122      213         480
--------------------------------------------------------------------
 R-6                               34     106      185         418
--------------------------------------------------------------------

* Estimated by annualizing actual fees and expenses of the share class for a partial year.

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 28%
of the average value of its portfolio.

                                       2

         The Investment Company of America / Summary retirement plan prospectus

Principal investment strategies

The fund invests primarily in common stocks, most of which have a history of paying dividends. The fund's investments are limited to securities of companies that are included on its eligible list. In light of the fund's investment objectives and policies, securities are added to, or deleted from, the eligible list by the fund's board of trustees after reviewing and acting upon the recommendations of the fund's investment adviser. The investment adviser bases its recommendations on a number of factors, such as the fund's investment objectives and policies, whether a company is considered a leader in its industry and a company's dividend payment prospects. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size. In the selection of common stocks and other securities for investment, potential for capital appreciation and future dividends are given more weight than current yield.

The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in
Standard & Poor's 500 Composite Index.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets.
Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

                                       3

The Investment Company of America / Summary retirement plan prospectus


Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency fluctuation and controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.
Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.

Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Updated information on the fund's results can be obtained by visiting americanfunds.com.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
2000             3.84
2001            -4.59
2002           -14.47
2003            26.30
2004             9.78
2005             6.87
2006            15.94
2007             5.94
2008           -34.74
2009            27.18
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST            15.30%  (quarter ended June 30, 2009)
LOWEST            -18.97%  (quarter ended December 31, 2008)

                                       4

         The Investment Company of America / Summary retirement plan prospectus

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2009 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS           INCEPTION DATE  1 YEAR  5 YEARS  10 YEARS   LIFETIME
----------------------------------------------------------------------------
 A                        1/1/1934     19.86%   0.53%    1.90%      12.09%
----------------------------------------------------------------------------

 SHARE CLASS           INCEPTION DATE  1 YEAR  5 YEARS   LIFETIME
------------------------------------------------------------------
 R-1                      6/6/2002     26.18%   0.89%     3.08%
------------------------------------------------------------------
 R-2                     5/21/2002     26.08    0.85      2.58
------------------------------------------------------------------
 R-3                      6/4/2002     26.76    1.36      3.39
------------------------------------------------------------------
 R-4                     5/28/2002     27.16    1.67      3.39
------------------------------------------------------------------
 R-5                     5/15/2002     27.57    1.97      3.61
------------------------------------------------------------------

 INDEXES/1/                                 1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
---------------------------------------------------------------------------------------
 S&P 500 (reflects no deductions for        26.47%   0.42%    -0.95%      10.61%
 fees, expenses or taxes)
 Lipper Growth & Income Funds Index
 (reflects no deductions for fees or        29.10    0.75      1.20         N/A
 taxes)
 Class A annualized 30-day yield at December 31, 2009: 1.91%
 (For current yield information, please call American FundsLine/(R)/ at 800/325-3590.)
---------------------------------------------------------------------------------------

1  Standard & Poor's 500 Composite Index (S&P 500) reflects the market sectors in which the fund primarily invests. Lipper Growth & Income Funds Index includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. See the fund's prospectus for more information on the indexes listed above.
2  Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

                                       5

The Investment Company of America / Summary retirement plan prospectus


Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/     PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if               EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                 IN THIS FUND       (or one of its divisions)
-----------------------------------------------------------------------------------
 JAMES B. LOVELACE             18 years         Senior Vice President -
 Vice Chairman of the Board                     Capital Research Global Investors
-----------------------------------------------------------------------------------
 DONALD D. O'NEAL              18 years         Senior Vice President -
 President and Trustee                          Capital Research Global Investors
-----------------------------------------------------------------------------------
 JOYCE E. GORDON                9 years         Senior Vice President -
 Senior Vice President                          Capital Research Global Investors
-----------------------------------------------------------------------------------
 WILLIAM L. ROBBINS             3 years         Senior Vice President -
                                                Capital Research Global Investors
-----------------------------------------------------------------------------------
 C. ROSS SAPPENFIELD           10 years         Senior Vice President -
                                                Capital Research Global Investors
-----------------------------------------------------------------------------------
 R. MICHAEL SHANAHAN           19 years         Chairman Emeritus and Director -
 Former Vice Chairman of                        Capital Research and Management
 the Board                                      Company
-----------------------------------------------------------------------------------

                                       6

         The Investment Company of America / Summary retirement plan prospectus

Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer authorized to sell these classes of the fund's shares. Investment dealers may impose transaction charges in addition to those described in this summary retirement plan prospectus.

Please contact your plan administrator or recordkeeper in order to sell (redeem)
shares from your retirement plan.

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not currently taxable.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                                                                       Investment Company File No. 811-00116
                                                                                    RPGEIP-904-0310P Litho in USA CGD/B/8036
-----------------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management     Capital International     Capital Guardian     Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ VINCENT P. CORTI
    VINCENT P. CORTI
    SECRETARY


[Logo - American Funds /(R)/]       The right choice for the long term/(R)/

The Investment
Company of America/(R)/

CLASS         TICKER        R-3.........  RICCX
A...........  AIVSX         R-4.........  RICEX
R-1.........  RICAX         R-5.........  RICFX
R-2.........  RICBX         R-6.........  RICGX

SUMMARY
RETIREMENT PLAN
PROSPECTUS

March 1, 2010

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S RETIREMENT PLAN
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE
INFORMATION ABOUT THE FUND AND ITS RISKS. YOU CAN FIND THE FUND'S RETIREMENT
PLAN PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION
ABOUT THE FUND ONLINE AT WWW.AMERICANFUNDS.COM/
RETIREMENTPROSPECTUS. YOU CAN ALSO GET THIS INFORMATION AT NO COST BY CALLING
800/421-0180 OR BY SENDING AN E-MAIL REQUEST TO
RETIREMENTPROSPECTUS@AMERICANFUNDS.COM. THE CURRENT RETIREMENT PLAN PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION, DATED MARCH 1, 2010, ARE INCORPORATED
BY REFERENCE INTO THIS SUMMARY RETIREMENT PLAN PROSPECTUS.


Investment objectives

The fund's investment objectives are to achieve long-term growth of capital and income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions" section on page 21 of the retirement plan prospectus and in the "Sales charge reductions and waivers" section on page 57 of the fund's statement of additional information.

 SHAREHOLDER FEES
 (fees paid directly from your investment)
------------------------------------------------------------------------------
                                                CLASS A   ALL R SHARE CLASSES
                                                ------------------------------
 Maximum sales charge (load) imposed on          5.75%           none
 purchases (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum deferred sales charge (load)             none           none
 (as a percentage of the amount redeemed)
------------------------------------------------------------------------------
 Maximum sales charge (load) imposed              none           none
 on reinvested dividends
------------------------------------------------------------------------------
 Redemption or exchange fees                      none           none
------------------------------------------------------------------------------

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
----------------------------------------------SHARE CLASSES--------------------
                              A     R-1    R-2    R-3    R-4    R-5      R-6
                            ---------------------------------------------------
 Management fees            0.24%  0.24%  0.24%  0.24%  0.24%  0.24%    0.24%
-------------------------------------------------------------------------------
 Distribution and/or        0.23   0.99   0.75   0.50   0.25   none     none
 service (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses             0.19   0.21   0.53   0.26   0.19   0.14     0.09/*/
-------------------------------------------------------------------------------
 Total annual fund          0.66   1.44   1.52   1.00   0.68   0.38     0.33
 operating expenses
-------------------------------------------------------------------------------

                                       1

The Investment Company of America / Summary retirement plan prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                  1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------
 A                               $639    $774     $922      $1,350
--------------------------------------------------------------------
 R-1                              147     456      787       1,724
--------------------------------------------------------------------
 R-2                              155     480      829       1,813
--------------------------------------------------------------------
 R-3                              102     318      552       1,225
--------------------------------------------------------------------
 R-4                               69     218      379         847
--------------------------------------------------------------------
 R-5                               39     122      213         480
--------------------------------------------------------------------
 R-6                               34     106      185         418
--------------------------------------------------------------------

* Estimated by annualizing actual fees and expenses of the share class for a partial year.

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 28%
of the average value of its portfolio.

                                       2

         The Investment Company of America / Summary retirement plan prospectus

Principal investment strategies

The fund invests primarily in common stocks, most of which have a history of paying dividends. The fund's investments are limited to securities of companies that are included on its eligible list. In light of the fund's investment objectives and policies, securities are added to, or deleted from, the eligible list by the fund's board of trustees after reviewing and acting upon the recommendations of the fund's investment adviser. The investment adviser bases its recommendations on a number of factors, such as the fund's investment objectives and policies, whether a company is considered a leader in its industry and a company's dividend payment prospects. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size. In the selection of common stocks and other securities for investment, potential for capital appreciation and future dividends are given more weight than current yield.

The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in
Standard & Poor's 500 Composite Index.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets.
Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

                                       3

The Investment Company of America / Summary retirement plan prospectus


Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency fluctuation and controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.
Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.

Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Updated information on the fund's results can be obtained by visiting americanfunds.com.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
2000             3.84
2001            -4.59
2002           -14.47
2003            26.30
2004             9.78
2005             6.87
2006            15.94
2007             5.94
2008           -34.74
2009            27.18
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST            15.30%  (quarter ended June 30, 2009)
LOWEST            -18.97%  (quarter ended December 31, 2008)

                                       4

         The Investment Company of America / Summary retirement plan prospectus

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2009 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS           INCEPTION DATE  1 YEAR  5 YEARS  10 YEARS   LIFETIME
----------------------------------------------------------------------------
 A                        1/1/1934     19.86%   0.53%    1.90%      12.09%
----------------------------------------------------------------------------

 SHARE CLASS           INCEPTION DATE  1 YEAR  5 YEARS   LIFETIME
------------------------------------------------------------------
 R-1                      6/6/2002     26.18%   0.89%     3.08%
------------------------------------------------------------------
 R-2                     5/21/2002     26.08    0.85      2.58
------------------------------------------------------------------
 R-3                      6/4/2002     26.76    1.36      3.39
------------------------------------------------------------------
 R-4                     5/28/2002     27.16    1.67      3.39
------------------------------------------------------------------
 R-5                     5/15/2002     27.57    1.97      3.61
------------------------------------------------------------------

 INDEXES/1/                                 1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
---------------------------------------------------------------------------------------
 S&P 500 (reflects no deductions for        26.47%   0.42%    -0.95%      10.61%
 fees, expenses or taxes)
 Lipper Growth & Income Funds Index
 (reflects no deductions for fees or        29.10    0.75      1.20         N/A
 taxes)
 Class A annualized 30-day yield at December 31, 2009: 1.91%
 (For current yield information, please call American FundsLine/(R)/ at 800/325-3590.)
---------------------------------------------------------------------------------------

1  Standard & Poor's 500 Composite Index (S&P 500) reflects the market sectors in which the fund primarily invests. Lipper Growth & Income Funds Index includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. See the fund's prospectus for more information on the indexes listed above.
2  Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

                                       5

The Investment Company of America / Summary retirement plan prospectus


Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/     PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if               EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                 IN THIS FUND       (or one of its divisions)
-----------------------------------------------------------------------------------
 JAMES B. LOVELACE             18 years         Senior Vice President -
 Vice Chairman of the Board                     Capital Research Global Investors
-----------------------------------------------------------------------------------
 DONALD D. O'NEAL              18 years         Senior Vice President -
 President and Trustee                          Capital Research Global Investors
-----------------------------------------------------------------------------------
 JOYCE E. GORDON                9 years         Senior Vice President -
 Senior Vice President                          Capital Research Global Investors
-----------------------------------------------------------------------------------
 WILLIAM L. ROBBINS             3 years         Senior Vice President -
                                                Capital Research Global Investors
-----------------------------------------------------------------------------------
 C. ROSS SAPPENFIELD           10 years         Senior Vice President -
                                                Capital Research Global Investors
-----------------------------------------------------------------------------------
 R. MICHAEL SHANAHAN           19 years         Chairman Emeritus and Director -
 Former Vice Chairman of                        Capital Research and Management
 the Board                                      Company
-----------------------------------------------------------------------------------

                                       6

         The Investment Company of America / Summary retirement plan prospectus

Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer authorized to sell these classes of the fund's shares. Investment dealers may impose transaction charges in addition to those described in this summary retirement plan prospectus.

Please contact your plan administrator or recordkeeper in order to sell (redeem)
shares from your retirement plan.

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not currently taxable.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                                                                       Investment Company File No. 811-00116
                                                                                    RPGEIP-904-0310P Litho in USA CGD/B/8036
-----------------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management     Capital International     Capital Guardian     Capital Bank and Trust